Accrued Expenses	12 Months Ended
Dec. 31, 2025
Accrued Expenses
Accrued Expenses

Note 4.Accrued Expenses

The following is a summary of the Company’s accrued expenses:

	December 31,
	2025	2024
Clinical trial expenses	$1,709,542	$1,135,542
Other	272,088	1,223,797
Total	$1,981,630	$2,359,339